American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2019

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.4%
Aerospace and Defense — 1.5%
BAE Systems plc	8,744,914	65,522,063
Textron, Inc.	1,437,301	64,103,624
		129,625,687
Airlines — 1.5%
Southwest Airlines Co.	2,425,466	130,926,655
Auto Components — 1.3%
Aptiv plc	416,830	39,586,345
BorgWarner, Inc.	1,655,997	71,837,150
		111,423,495
Automobiles — 1.6%
Honda Motor Co. Ltd. ADR(1)	2,853,241	80,775,253
Thor Industries, Inc.	747,774	55,552,130
		136,327,383
Banks — 9.5%
Comerica, Inc.	1,866,557	133,925,465
Commerce Bancshares, Inc.(1)	1,527,271	103,762,792
First Hawaiian, Inc.	3,919,570	113,079,594
M&T Bank Corp.	633,415	107,522,196
Prosperity Bancshares, Inc.	600,663	43,181,663
Truist Financial Corp.	3,797,827	213,893,617
UMB Financial Corp.	849,603	58,316,750
Westamerica Bancorporation	755,254	51,183,564
		824,865,641
Building Products — 1.5%
Johnson Controls International plc	3,073,227	125,111,071
Capital Markets — 5.0%
Ameriprise Financial, Inc.	798,666	133,041,782
Northern Trust Corp.	1,998,372	212,307,041
State Street Corp.	1,116,718	88,332,394
		433,681,217
Commercial Services and Supplies — 0.8%
Republic Services, Inc.	812,905	72,860,675
Containers and Packaging — 2.6%
Graphic Packaging Holding Co.	2,601,143	43,309,031
Packaging Corp. of America	611,995	68,537,320
Sonoco Products Co.	991,851	61,217,044
WestRock Co.	1,109,162	47,594,141
		220,657,536
Distributors — 1.2%
Genuine Parts Co.	971,524	103,204,995
Electric Utilities — 5.3%
Edison International	1,603,319	120,906,286
Eversource Energy	738,556	62,828,959

Pinnacle West Capital Corp.	1,232,852	110,870,380
Xcel Energy, Inc.	2,592,903	164,623,412
		459,229,037
Electrical Equipment — 6.3%
Eaton Corp. plc	695,516	65,879,275
Emerson Electric Co.	2,101,710	160,276,405
Hubbell, Inc.	961,328	142,103,505
nVent Electric plc	5,015,135	128,287,153
Schneider Electric SE	463,874	47,717,846
		544,264,184
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	898,098	86,073,712
Energy Equipment and Services — 2.0%
Baker Hughes Co.	3,432,307	87,970,028
Schlumberger Ltd.	2,175,264	87,445,613
		175,415,641
Equity Real Estate Investment Trusts (REITs) — 5.8%
Empire State Realty Trust, Inc., Class A	4,136,431	57,744,577
MGM Growth Properties LLC, Class A	3,045,311	94,313,281
Piedmont Office Realty Trust, Inc., Class A	3,345,920	74,413,261
Welltower, Inc.	1,347,246	110,177,778
Weyerhaeuser Co.	5,293,731	159,870,676
		496,519,573
Food and Staples Retailing — 1.9%
Koninklijke Ahold Delhaize NV	3,680,825	92,248,348
Sysco Corp.	869,669	74,391,486
		166,639,834
Food Products — 4.0%
Conagra Brands, Inc.	2,871,325	98,314,168
J.M. Smucker Co. (The)	575,070	59,882,039
Kellogg Co.	680,922	47,092,566
Mondelez International, Inc., Class A	867,962	47,807,347
Orkla ASA	9,016,854	91,385,116
		344,481,236
Gas Utilities — 1.9%
Atmos Energy Corp.	670,385	74,989,266
Spire, Inc.	1,061,002	88,392,077
		163,381,343
Health Care Equipment and Supplies — 4.4%
Hologic, Inc.(2)	1,360,506	71,032,018
Siemens Healthineers AG	1,220,774	58,620,513
Zimmer Biomet Holdings, Inc.	1,678,678	251,264,523
		380,917,054
Health Care Providers and Services — 5.8%
Cardinal Health, Inc.	2,091,462	105,786,148
Henry Schein, Inc.(2)	1,132,892	75,586,554
McKesson Corp.	690,034	95,445,503
Quest Diagnostics, Inc.	1,258,937	134,441,882
Universal Health Services, Inc., Class B	625,826	89,780,998
		501,041,085

Health Care Technology — 1.1%
Cerner Corp.	1,294,406	94,996,456
Hotels, Restaurants and Leisure — 1.9%
Carnival Corp.	1,678,080	85,296,807
Sodexo SA	667,406	79,157,460
		164,454,267
Household Durables — 0.8%
PulteGroup, Inc.	1,822,336	70,706,637
Household Products — 0.9%
Kimberly-Clark Corp.	556,556	76,554,278
Insurance — 5.8%
Aflac, Inc.	1,268,982	67,129,148
Arthur J. Gallagher & Co.	239,932	22,848,724
Brown & Brown, Inc.	1,021,660	40,335,137
Chubb Ltd.	849,929	132,299,948
Globe Life, Inc.	312,526	32,893,361
ProAssurance Corp.	2,168,814	78,380,938
Reinsurance Group of America, Inc.	617,746	100,729,663
Travelers Cos., Inc. (The)	199,600	27,335,220
		501,952,139
Machinery — 2.9%
Cummins, Inc.	511,560	91,548,778
IMI plc	5,264,883	82,385,465
PACCAR, Inc.	1,001,291	79,202,118
		253,136,361
Multi-Utilities — 2.5%
Ameren Corp.	1,053,408	80,901,735
NorthWestern Corp.	1,235,639	88,558,247
WEC Energy Group, Inc.	530,792	48,954,946
		218,414,928
Multiline Retail — 0.8%
Target Corp.	503,616	64,568,607
Oil, Gas and Consumable Fuels — 2.8%
ConocoPhillips	1,852,185	120,447,591
Imperial Oil Ltd.	1,822,136	48,200,201
Noble Energy, Inc.	2,995,629	74,411,424
		243,059,216
Paper and Forest Products — 1.0%
Mondi plc	3,719,123	87,795,698
Road and Rail — 1.0%
Heartland Express, Inc.	3,888,701	81,857,156
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	1,908,236	116,478,725
Maxim Integrated Products, Inc.	1,746,037	107,398,736
Microchip Technology, Inc.	681,748	71,392,651
		295,270,112
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	735,617	117,816,419
Technology Hardware, Storage and Peripherals — 0.7%
HP, Inc.	3,055,366	62,787,771

Thrifts and Mortgage Finance — 0.8%
Capitol Federal Financial, Inc.	5,280,942	72,507,334
Trading Companies and Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	1,111,718	87,236,512
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	1,154,698	57,336,974
TOTAL COMMON STOCKS (Cost $6,467,359,857)		8,157,097,919
EXCHANGE-TRADED FUNDS — 3.1%
iShares Russell Mid-Cap Value ETF (Cost $239,540,636)	2,832,000	268,388,640
TEMPORARY CASH INVESTMENTS — 2.5%
Federal Home Loan Bank Discount Notes, 1.17%, 1/2/20(3)	200,000,000	200,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $16,447,999), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $16,102,330)		16,101,123
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $3,655,406), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $3,583,129)		3,583,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	40,032	40,032
TOTAL TEMPORARY CASH INVESTMENTS (Cost $219,717,766)		219,724,155
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $6,561,784)	6,561,784	6,561,784
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $6,933,180,043)		8,651,772,498
OTHER ASSETS AND LIABILITIES — (0.1)%		(8,431,301)
TOTAL NET ASSETS — 100.0%		$8,643,341,197

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	86,979,983	CAD	114,395,725	Morgan Stanley	3/31/20	$(1,141,652)
USD	2,242,847	CAD	2,949,568	Morgan Stanley	3/31/20	(29,272)
EUR	5,702,114	USD	6,367,870	Credit Suisse AG	3/31/20	63,520
USD	244,738,414	EUR	218,002,578	Credit Suisse AG	3/31/20	(1,145,758)
USD	197,441,469	GBP	149,886,978	JPMorgan Chase Bank N.A.	3/31/20	(1,577,452)
JPY	202,507,123	USD	1,872,263	Bank of America N.A.	3/31/20	355
USD	50,276,889	JPY	5,469,517,142	Bank of America N.A.	3/31/20	(300,663)
NOK	18,139,907	USD	2,061,762	Goldman Sachs & Co.	3/31/20	4,946
USD	76,315,490	NOK	687,991,775	Goldman Sachs & Co.	3/31/20	(2,068,488)
USD	1,889,035	NOK	16,871,733	Goldman Sachs & Co.	3/31/20	(33,188)
						$(6,227,652)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,406,212. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase.

(4)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $6,561,784.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	64,103,624	65,522,063	—
Electrical Equipment	496,546,338	47,717,846	—
Food and Staples Retailing	74,391,486	92,248,348	—
Food Products	253,096,120	91,385,116	—
Health Care Equipment and Supplies	322,296,541	58,620,513	—
Hotels, Restaurants and Leisure	85,296,807	79,157,460	—
Machinery	170,750,896	82,385,465	—
Oil, Gas and Consumable Fuels	194,859,015	48,200,201	—
Paper and Forest Products	—	87,795,698	—
Wireless Telecommunication Services	—	57,336,974	—
Other Industries	5,785,387,408	—	—
Exchange-Traded Funds	268,388,640	—	—
Temporary Cash Investments	40,032	219,684,123	—
Temporary Cash Investments - Securities Lending Collateral	6,561,784	—	—
	7,721,718,691	930,053,807	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	68,821	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,296,473	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2019 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.	$76,492	$4,732	$7,459	$8,092	(1)	(1)	$(184)	$242

(1)	Company was not an affiliate at December 31, 2019.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.